SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 154,293	$ 261,846
Current year addition	72,656	147,310
Write-off	(9,656)	(263,106)
Exchange rate effect	5,439	8,243
Balance as of June 30 and December 31,	$ 222,732	$ 154,293